Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Concord Street Trust
Entity Central Index Key	0000819118
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Fidelity Nasdaq Composite Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Nasdaq Composite Index® Fund
Class Name	Fidelity® Nasdaq Composite Index® Fund
Trading Symbol	FNCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Nasdaq Composite Index® Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Nasdaq Composite Index® Fund	$ 32	0.29%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, information technology gained roughly 28% and contributed most to the fund's performance for the fiscal year. Communication services stocks also helped, gaining 42% and benefiting from the media & entertainment industry (+46%). The consumer discretionary sector rose about 11%. Other contributors included the health care (+18%), utilities (+30%) and financials (+2%) sectors.
•Conversely, industrials returned roughly -7% and detracted most. This group was hampered by the commercial & professional services industry (-19%). Real estate (-16%), hampered by the equity real estate investment trusts industry (-19%), and consumer staples (-4%) also hurt. Other detractors included the materials (-3%) and energy (-3%) sectors.
•Turning to individual stocks, the biggest contributor was Alphabet (+89%), from the media & entertainment industry. Broadcom (+151%) and NVIDIA (+28%), within the semiconductors & semiconductor equipment category, lifted the fund. In technology hardware & equipment, Apple (+18%) helped. Lastly, in software & services, Microsoft (+17%) also lifted the fund.
•In contrast, the biggest detractor was Adobe (-38%), from the software & services industry. From the same category, Strategy returned about -54% and detracted. In media & entertainment, Comcast (-36%) and Trade Desk (-69%) hurt the fund. Lastly, in telecommunication services, T-Mobile US returned -14% and also hurt the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Fidelity® Nasdaq Composite Index® Fund $10,000 $10,543 $13,734 $14,737 $17,618 $24,952 $31,983 $23,867 $29,955 $40,736 $49,830 Nasdaq Composite Index® $10,000 $10,553 $13,777 $14,845 $17,742 $25,205 $32,314 $24,045 $30,087 $40,934 $50,095 S&P 500® Index $10,000 $10,806 $13,277 $14,111 $16,384 $19,244 $24,617 $22,350 $25,443 $34,066 $39,175 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Nasdaq Composite Index® Fund 22.33% 14.84% 17.42% Nasdaq Composite Index® 22.38% 14.73% 17.48% S&P 500® Index 15.00% 15.28% 14.63% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 23,259,569,412
Holdings Count | shares	2,904
Advisory Fees Paid, Amount	$ 57,260,984
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$23,259,569,412
Number of Holdings	2,904
Total Advisory Fee	$57,260,984
Portfolio Turnover	4%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 51.5 Communication Services 16.3 Consumer Discretionary 13.5 Health Care 5.8 Financials 3.6 Industrials 3.6 Consumer Staples 2.8 Utilities 0.9 Materials 0.7 Real Estate 0.6 Energy 0.5 Common Stocks 99.8 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 96.5 Canada 1.0 Netherlands 0.6 China 0.6 Brazil 0.3 Israel 0.3 United Kingdom 0.3 Hong Kong 0.1 Switzerland 0.1 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.5 Canada - 1.0 Netherlands - 0.6 China - 0.6 Brazil - 0.3 Israel - 0.3 United Kingdom - 0.3 Hong Kong - 0.1 Switzerland - 0.1 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 11.3 Apple Inc 10.7 Microsoft Corp 9.6 Amazon.com Inc 6.5 Broadcom Inc 5.0 Alphabet Inc Class A 4.9 Alphabet Inc Class C 4.5 Meta Platforms Inc Class A 3.7 Tesla Inc 3.7 Netflix Inc 1.2 61.1